UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Investment Grade Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Investment Grade Income Portfolio

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 41.0%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.7%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$520,103
Cargill, Inc., 4.10%, 11/1/42(1)	345	319,208
Lorillard Tobacco Co., 7.00%, 8/4/41	444	511,105

		$1,350,416

Automotive — 1.2%
Chrysler Group, LLC, 8.25%, 6/15/21(1)	$300	$340,875
Chrysler Group, LLC, 8.25%, 6/15/21	520	590,850
Ford Motor Co., 7.45%, 7/16/31	419	539,057
General Motors Co., 6.25%, 10/2/43(1)	660	717,750

		$2,188,532

Banks — 7.9%
Bank of America Corp., 3.30%, 1/11/23	$836	$807,606
Bank of America Corp., 5.65%, 5/1/18	727	822,782
Barclays Bank PLC, 5.00%, 9/22/16	380	416,385
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	625,971
Citigroup, Inc., 3.375%, 3/1/23	59	57,172
Citigroup, Inc., 3.50%, 5/15/23	585	553,056
Citigroup, Inc., 4.50%, 1/14/22	653	693,107
Citigroup, Inc., 6.625%, 6/15/32	155	178,757
CNH Capital, LLC, 3.875%, 11/1/15	350	361,375
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(1)(2)(3)	585	618,638
Discover Bank, 4.25%, 3/13/26	700	703,405
Fifth Third Bancorp, 4.30%, 1/16/24	540	548,620
First Niagara Financial Group, Inc., 7.25%, 12/15/21	323	370,887
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	167	189,689
KeyBank NA, 1.65%, 2/1/18	485	481,962
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	196,345
Morgan Stanley, 3.45%, 11/2/15	419	435,182
Morgan Stanley, 4.875%, 11/1/22	1,020	1,073,817
PNC Bank NA, 4.20%, 11/1/25	800	822,235
Rabobank Nederland, 4.625%, 12/1/23	600	618,721
Regions Financial Corp., 7.375%, 12/10/37	400	459,489
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	320	332,792
Societe Generale SA, 5.00%, 1/17/24(1)	700	699,005
Standard Chartered PLC, 5.20%, 1/26/24(1)	482	495,866
Wachovia Bank NA, 6.00%, 11/15/17	420	484,383
Wells Fargo & Co., 3.45%, 2/13/23	564	548,520
Wells Fargo & Co., 5.375%, 11/2/43	360	380,658
Zions Bancorporation, 4.50%, 6/13/23	354	354,043

		$14,330,468

Beverages — 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/1/22(1)	$600	$500,700
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	293	331,207
Coca-Cola FEMSA SAB de CV, 2.375%, 11/26/18	810	811,215
Constellation Brands, Inc., 3.75%, 5/1/21	600	588,000

		$2,231,122

Broadcasting and Cable — 0.1%
Comcast Corp., 2.85%, 1/15/23(3)	$190	$183,555

		$183,555

Security	Principal Amount (000’s omitted)	Value
Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$498,809

		$498,809

Chemicals — 0.5%
LyondellBasell Industries NV, 6.00%, 11/15/21	$192	$225,276
Mosaic Co., 4.25%, 11/15/23	350	359,801
Westlake Chemical Corp., 3.60%, 7/15/22	390	378,337

		$963,414

Commercial Services — 1.6%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$466,875
Hillenbrand, Inc., 5.50%, 7/15/20	400	420,537
Verisk Analytics, Inc., 4.125%, 9/12/22	518	522,309
Waste Management, Inc., 7.375%, 3/11/19	769	928,239
Western Union Co. (The), 6.20%, 11/17/36	552	553,887

		$2,891,847

Communications Services — 1.8%
AT&T, Inc., 4.35%, 6/15/45	$270	$239,254
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/22(1)	600	589,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	420	453,600
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(1)(2)	400	415,400
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	490	496,743
Verizon Communications, Inc., 2.50%, 9/15/16	389	403,076
Verizon Communications, Inc., 5.15%, 9/15/23	286	313,609
Verizon Communications, Inc., 6.55%, 9/15/43	310	378,614

		$3,289,796

Computers — 0.9%
Hewlett-Packard Co., 3.75%, 12/1/20	$664	$675,744
Hewlett-Packard Co., 6.00%, 9/15/41	178	195,607
Seagate HDD Cayman, 3.75%, 11/15/18(1)	700	722,750

		$1,594,101

Diversified Financial Services — 1.2%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$592	$596,840
General Motors Financial Co., Inc., 4.25%, 5/15/23	600	594,000
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	137,400
JPMorgan Chase & Co., 5.625%, 8/16/43	160	172,680
SLM Corp., 5.50%, 1/25/23(3)	502	493,277
SLM Corp., 6.125%, 3/25/24	135	135,169

		$2,129,366

Diversified Manufacturing — 0.6%
Joy Global, Inc., 5.125%, 10/15/21	$502	$531,795
Tyco Electronics Group SA, 6.55%, 10/1/17	451	522,029

		$1,053,824

Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 7.60%, 9/15/39	$120	$114,750

		$114,750

Electric Utilities — 2.9%
AES Gener SA, 5.25%, 8/15/21(1)	$525	$551,250
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	836	875,710
Enel Finance International NV, 6.00%, 10/7/39(1)	502	526,207
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	604,311
Florida Power & Light Co., 4.125%, 2/1/42	670	647,765
Georgia Power Co., 4.30%, 3/15/42	628	608,992
Iberdrola Finance Ireland, Ltd., 5.00%, 9/11/19(1)	300	330,028
ITC Holdings Corp., 4.05%, 7/1/23	310	311,230
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	600	603,403
PPL Energy Supply, LLC, 6.50%, 5/1/18(3)	221	248,487

		$5,307,383

Security	Principal Amount (000’s omitted)	Value
Electrical and Electronic Equipment — 0.3%
Amphenol Corp., 4.00%, 2/1/22	$593	$594,257

		$594,257

Energy — 0.5%
Petrobras International Finance Co., 6.875%, 1/20/40	$535	$532,587
Petrobras International Finance Co., 7.875%, 3/15/19	368	421,680

		$954,267

Financial Services — 1.8%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$427	$444,288
CIT Group, Inc., 3.875%, 2/19/19	650	658,029
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	670	696,545
Janus Capital Group, Inc., 6.70%, 6/15/17	437	493,828
Jefferies Group, LLC, 6.875%, 4/15/21	271	316,919
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(2)	600	589,290

		$3,198,899

Foods — 0.5%
Delhaize Group SA, 5.70%, 10/1/40	$836	$853,171

		$853,171

Health Services — 0.5%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$400	$433,000
Tenet Healthcare Corp., 4.75%, 6/1/20	520	526,500

		$959,500

Home Construction — 1.3%
D.R. Horton, Inc., 3.75%, 3/1/19	$435	$437,175
D.R. Horton, Inc., 4.75%, 2/15/23	226	225,718
Lennar Corp., 5.60%, 5/31/15	400	419,000
MDC Holdings, Inc., 5.625%, 2/1/20	380	405,650
MDC Holdings, Inc., 6.00%, 1/15/43	305	269,925
Toll Brothers Finance Corp., 4.375%, 4/15/23	565	546,637

		$2,304,105

Household & Personal Products — 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/21	$348	$365,218

		$365,218

Insurance — 2.0%
Aflac, Inc., 4.00%, 2/15/22	$260	$273,477
Aflac, Inc., 6.45%, 8/15/40	310	384,893
American International Group, Inc., 5.85%, 1/16/18	535	612,043
Genworth Financial, Inc., 7.625%, 9/24/21(3)	427	526,850
ING US, Inc., 2.90%, 2/15/18	502	514,951
Principal Financial Group, Inc., 6.05%, 10/15/36	185	218,875
Prudential Financial, Inc., 6.00%, 12/1/17	310	356,773
Willis Group Holdings PLC, 4.125%, 3/15/16	265	278,416
XLIT, Ltd., 5.75%, 10/1/21	444	512,595

		$3,678,873

Internet Software & Services — 0.6%
Equinix, Inc., 7.00%, 7/15/21	$540	$604,125
VeriSign, Inc., 4.625%, 5/1/23	516	497,940

		$1,102,065

Lodging and Gaming — 0.8%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18(1)	$675	$694,406
International Game Technology, 7.50%, 6/15/19	200	235,120
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	445	515,321

		$1,444,847

Security	Principal Amount (000’s omitted)	Value
Media — 1.5%
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20	$335	$367,419
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 6.00%, 8/15/40	185	193,520
Interpublic Group of Cos., Inc. (The), 3.75%, 2/15/23	600	584,604
Nara Cable Funding, Ltd., 8.875%, 12/1/18(1)	500	546,875
NBCUniversal Media, LLC, 4.45%, 1/15/43	180	174,836
Nielsen Finance LLC, 5.00%, 4/15/22(1)	375	377,812
Time Warner Cable, Inc., 4.125%, 2/15/21	520	545,251

		$2,790,317

Medical Products — 0.1%
Mylan Inc., 3.125%, 1/15/23(1)	$200	$189,882

		$189,882

Mining — 1.3%
Alcoa, Inc., 5.95%, 2/1/37(3)	$550	$534,508
Barrick Gold Corp., 3.85%, 4/1/22	176	168,417
Barrick International Barbados Corp., 6.35%, 10/15/36(1)	400	393,821
Glencore Canada Corp., 6.20%, 6/15/35	175	181,695
MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20(1)	300	296,250
Nucor Corp., 4.125%, 9/15/22	175	179,360
Nucor Corp., 5.20%, 8/1/43	200	203,565
Southern Copper Corp., 5.25%, 11/8/42	520	447,801

		$2,405,417

Oil and Gas-Equipment and Services — 2.0%
Concho Resources, Inc., 5.50%, 10/1/22	$615	$644,213
Continental Resources, Inc., 7.125%, 4/1/21	600	679,500
Petroleos Mexicanos, 4.875%, 1/18/24(1)	465	481,275
Petroleos Mexicanos, 6.00%, 3/5/20	161	182,131
Petroleos Mexicanos, 6.50%, 6/2/41	177	194,700
Rowan Cos., Inc., 5.85%, 1/15/44	245	249,790
Rowan Cos., Inc., 7.875%, 8/1/19	451	548,563
Tesoro Corp., 5.125%, 4/1/24	615	612,694

		$3,592,866

Pipelines — 0.8%
DCP Midstream Operating LP, 4.95%, 4/1/22	$586	$626,351
Energy Transfer Partners LP, 4.90%, 2/1/24	502	523,529
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22(1)	390	407,063

		$1,556,943

Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp., 3.50%, 1/31/23	$625	$592,211
ARC Properties Operating Partnership LP/Clark Acquisition, LLC, 4.60%, 2/6/24(1)	500	500,852
CubeSmart LP, 4.80%, 7/15/22	502	532,627
Essex Portfolio LP, 3.25%, 5/1/23	700	657,414
Host Hotels & Resorts LP, 4.75%, 3/1/23	510	534,438
Tanger Properties LP, 3.875%, 12/1/23	755	753,606

		$3,571,148

Retail-Specialty and Apparel — 2.3%
AutoNation, Inc., 5.50%, 2/1/20	$544	$592,960
AutoZone, Inc., 3.70%, 4/15/22	560	562,741
Best Buy Co., Inc., 5.00%, 8/1/18	773	804,886
Gap, Inc. (The), 5.95%, 4/12/21	853	961,909
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	800	750,616
Staples, Inc., 4.375%, 1/12/23(3)	502	488,672

		$4,161,784

Software — 0.7%
Fiserv, Inc., 3.50%, 10/1/22	$527	$515,704
Microsoft Corp., 1.625%, 12/6/18	700	695,772

		$1,211,476

Security	Principal Amount (000’s omitted)	Value
Telecommunications — 0.8%
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23(1)	$600	$599,250
Cogeco Cable, Inc., 4.875%, 5/1/20(1)	444	443,445
Telecom Italia Capital SA, 7.721%, 6/4/38	345	370,875

		$1,413,570

Total Corporate Bonds & Notes (identified cost $72,984,536)		$74,475,988

Agency Mortgage-Backed Securities — 20.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$974	$980,591
Gold Pool #C09032, 3.50%, 2/1/43	1,108	1,114,914
Gold Pool #G18176, 5.00%, 4/1/22	182	195,458
Pool #A97620, 4.50%, 3/1/41	795	848,136
Pool #C03517, 4.50%, 9/1/40	880	939,878
Pool #C09013, 3.00%, 9/1/42	1,062	1,025,826
Pool #C09023, 3.50%, 12/1/42	1,035	1,041,372
Pool #E03124, 3.00%, 4/1/27	1,798	1,852,060
Pool #G04913, 5.00%, 3/1/38	2,026	2,206,805
Pool #G05958, 5.00%, 8/1/40	482	524,524
Pool #G06091, 5.50%, 5/1/40	491	538,976
Pool #G08348, 5.00%, 6/1/39	424	461,812
Pool #G08528, 3.00%, 4/1/43	1,915	1,848,972
Pool #G18309, 4.50%, 5/1/24	360	383,582
Pool #G18441, 2.50%, 8/1/27	305	305,698
Pool #Q00285, 4.50%, 4/1/41	1,292	1,379,556

		$15,648,160

Federal National Mortgage Association:
Pool #735415, 6.50%, 12/1/32	$567	$645,951
Pool #890397, 3.50%, 12/1/26	130	136,739
Pool #890427, 3.50%, 4/1/42	2,037	2,052,276
Pool #890516, 5.00%, 2/1/39	736	805,159
Pool #929009, 6.00%, 1/1/38	600	666,792
Pool #995203, 5.00%, 7/1/35	61	66,675
Pool #AB1776, 3.50%, 11/1/25	662	695,391
Pool #AB4827, 3.50%, 4/1/42	592	595,795
Pool #AB6633, 3.50%, 10/1/42	1,061	1,068,303
Pool #AC8540, 4.50%, 12/1/24	280	298,982
Pool #AE0949, 4.00%, 2/1/41	676	703,085
Pool #AE0971, 4.00%, 5/1/25	171	181,337
Pool #AE4680, 4.00%, 11/1/40	338	352,024
Pool #AE7535, 4.00%, 10/1/40	620	644,843
Pool #AE7758, 3.50%, 11/1/25	414	434,231
Pool #AE9757, 4.00%, 12/1/40	129	133,843
Pool #AH0944, 4.00%, 12/1/40	1,481	1,542,224
Pool #AH1559, 4.00%, 12/1/40	722	751,627
Pool #AH3804, 4.00%, 2/1/41	1,196	1,244,324
Pool #AH6827, 4.00%, 3/1/26	728	774,831
Pool #AH9055, 4.50%, 4/1/41	973	1,038,530

Security	Principal Amount (000’s omitted)	Value
Pool #AK3264, 3.00%, 2/1/27	$454	$467,933
Pool #AK6759, 3.50%, 3/1/42	1,956	1,970,291
Pool #AO3759, 3.50%, 5/1/42	1,036	1,043,407
Pool #MA1003, 3.50%, 3/1/42	1,141	1,149,022
Pool #MA1060, 2.50%, 5/1/27	402	402,692
Pool #MA1438, 2.50%, 5/1/28	1,389	1,390,559

		$21,256,866

Government National Mortgage Association:
Pool #781412, 6.50%, 2/15/17	$71	$75,319

		$75,319

Total Agency Mortgage-Backed Securities (identified cost $37,164,453)		$36,980,345

Commercial Mortgage-Backed Securities — 8.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$250	$251,047
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(4)	44	47,952
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	130	139,477
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(4)	50	52,503
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	400	436,909
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	600	650,514
CGCMT, Series 2004-C1, Class A4, 5.406%, 4/15/40(4)	21	20,651
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	402,114
COMM, Series 2006-C7, Class AM, 5.793%, 6/10/46(4)	400	431,109
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	500	542,550
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	167,371
COMM, Series 2012-LC4, Class C, 5.648%, 12/10/44(4)	215	237,513
COMM, Series 2013-CR10, Class D, 4.797%, 8/10/46(1)(4)	115	105,440
COMM, Series 2013-CR11, Class C, 5.172%, 10/10/46(1)(4)	500	524,958
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	684,107
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	418	453,513
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	548	573,880
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	500	509,855
ESA, Series 2013-ESH7, Class D7, 4.036%, 12/5/31(1)(4)	550	572,306
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	400	407,412
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	300	306,275
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	409	441,885
JPMCC, Series 2006-LDP7, Class A4, 5.845%, 4/15/45(4)	225	245,332
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	396	429,686
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	675	706,410
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	211,959
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	300	323,380
Motel 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	429,222
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(4)	152	153,657
MSC, Series 2006-HQ8, Class A4, 5.418%, 3/12/44(4)	497	528,161
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	490	531,882
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	422	424,195
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	114	114,439
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	233	236,696
RBSCF, Series 2010-MB1, Class C, 4.688%, 4/15/24(1)(4)	325	334,573
RIAL, Series 2013-LT2, Class A, 2.833%, 5/22/28(1)	88	87,965
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	302	327,779
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(4)	260	282,739
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	493	537,136
WFCM, Series 2010-C1, Class C, 5.586%, 11/15/43(1)(4)	500	553,053

Security	Principal Amount (000’s omitted)	Value
WFCM, Series 2013-LC12, Class D, 4.304%, 7/15/46(1)(4)	$550	$482,865
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	77,865

Total Commercial Mortgage-Backed Securities (identified cost $14,770,839)		$14,978,335

Asset-Backed Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.5%
CNH, Series 2013-D, Class B, 1.75%, 4/15/21	$405	$402,963
CNH, Series 2014-A, Class B, 1.93%, 8/16/21	555	553,017

		$955,980

Automotive — 3.2%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$892,438
AESOP, Series 2014-1A, Class A, 2.46%, 7/20/20(1)	920	919,202
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(1)	265	263,976
AMCAR, Series 2013-5, Class B, 1.52%, 1/8/19	353	351,412
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	225	225,283
CRART, Series 2013-2, Class A2, 1.23%, 3/15/19	635	636,572
EFF, Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	498,377
FITAT, Series 2014-1, Class A4, 1.14%, 10/15/20	365	364,304
FORDF, Series 2014-1, Class B, 1.40%, 2/15/19	740	737,690
SDART, Series 2013-5, Class B, 1.55%, 10/15/18	885	883,826

		$5,773,080

Lodging and Gaming — 0.3%
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(1)	$381	$381,097
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	184	185,809

		$566,906

Other ABS — 0.5%
GALC, Series 2014-1, Class A4, 1.47%, 8/15/20(1)	$455	$452,659
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(1)	440	439,298

		$891,957

Real Estate Investment Trusts (REITs) — 0.3%
IHSFR, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(5)	$530	$529,398

		$529,398

Total Asset-Backed Securities (identified cost $8,686,615)		$8,717,321

Foreign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$520,401

Total Foreign Government Bonds (identified cost $511,125)		$520,401

U.S. Government Agency Bonds — 1.9%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 0.875%, 8/28/17	$3,555	$3,524,655

Total U.S. Government Agency Bonds (identified cost $3,527,915)		$3,524,655

U.S. Treasury Obligations — 17.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.875%, 8/15/40	$1,950	$2,078,579
U.S. Treasury Bond, 4.50%, 2/15/36	290	340,388
U.S. Treasury Bond, 5.375%, 2/15/31	420	537,141
U.S. Treasury Note, 2.00%, 4/30/16	9,615	9,919,978
U.S. Treasury Note, 3.375%, 11/15/19	445	480,061
U.S. Treasury Note, 3.50%, 2/15/18	1,830	1,981,619
U.S. Treasury Note, 4.00%, 2/15/15	10,210	10,556,578
U.S. Treasury Note, 4.625%, 2/15/17	5,930	6,567,938

Total U.S. Treasury Obligations (identified cost $32,308,317)		$32,462,282

Preferred Securities — 3.4%

Security	Shares	Value
Banks — 0.7%
GMAC Capital Trust I, 8.125% to 2/15/16(2)	20,000	$545,050
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(2)	400	385,965
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(2)	350	335,413

		$1,266,428

Capital Markets — 0.4%
State Street Corp., 5.90% to 3/15/24(2)(6)	25,000	$647,037

		$647,037

Diversified Financial Services — 0.8%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	3.07	$356,975
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	2.00	218,595
PPTT, 2006-A GS, Class A, 5.99%(1)(5)	4.00	806,359

		$1,381,929

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 5.90%(6)	22,000	$551,375

		$551,375

Electric Utilities — 0.8%
Electricite de France SA, 5.25% to 1/29/23(1)(2)	300	$303,913
Entergy Arkansas, Inc., 4.75%(3)	15,000	310,987
Entergy Arkansas, Inc., 4.90%(3)	10,900	240,481
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(3)	13,272	281,652
SCE Trust I, 5.625%(3)	15,000	341,100

		$1,478,133

Insurance — 0.4%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(6)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $7,306,762)		$6,125,027

Tax-Exempt Investments — 0.1%

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.1%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$278	$263,530

Total Tax-Exempt Investments (identified cost $246,487)		$263,530

Interest Rate Swaptions Purchased — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.05%	Wells Fargo	10/23/14	$5,000	$105,225
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.20%	Citibank NA	9/29/14	6,000	77,136
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.21%	Citibank NA	8/7/14	15,000	113,595

Total Interest Rate Swaptions Purchased (identified cost $889,425)				$295,956

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(7)(8)	$3,397	$3,397,153
Eaton Vance Cash Reserves Fund, LLC, 0.14%(8)	1,704	1,703,800

Total Short-Term Investments (identified cost $5,100,953)		$5,100,953

Total Investments — 101.0% (identified cost $183,497,427)		$183,444,793

Other Assets, Less Liabilities — (1.0)%		$(1,815,977)

Net Assets — 100.0%		$181,628,816

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

AMCAR	-	AmeriCredit Automobile Receivables Trust

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CARMX	-	CarMax Auto Owner Trust

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

CNH	-	CNH Equipment Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CRART	-	California Republic Auto Receivables Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DDR	-	Developers Diversified Realty Corp.

DROT	-	Diamond Resorts Owner Trust

EFF	-	Enterprise Fleet Financing LLC

ESA	-	Extended Stay America Trust

FITAT	-	Fifth Third Auto Trust

FORDF	-	Ford Credit Floorplan Master Owner Trust

GALC	-	Great America Leasing Receivables

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

HILT	-	Hilton USA Trust

IHSFR	-	Invitation Homes Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust

RBSCF	-	Royal Bank of Scotland Commercial Funding

RIAL	-	Rialto Real Estate Fund LP

SDART	-	Santander Drive Auto Receivables Trust

SRFC	-	Sierra Receivables Funding Co., LLC

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $26,198,047 or 14.4% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at March 31, 2014.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2014.

(5)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2014.

(6)	Non-income producing security.

(7)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2014, the Portfolio loaned securities having a market value of $3,327,078 and received $3,397,153 of cash collateral for the loans.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $658 and $804, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$184,200,827

Gross unrealized appreciation	$2,463,000
Gross unrealized depreciation	(3,219,034)

Net unrealized depreciation	$(756,034)

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At March 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $295,956.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$74,475,988	$—	$74,475,988
Agency Mortgage-Backed Securities	—	36,980,345	—	36,980,345
Commercial Mortgage-Backed Securities	—	14,978,335	—	14,978,335
Asset-Backed Securities	—	8,717,321	—	8,717,321
Foreign Government Bonds	—	520,401	—	520,401
U.S. Government Agency Bonds	—	3,524,655	—	3,524,655
U.S. Treasury Obligations	—	32,462,282	—	32,462,282
Preferred Securities	341,100	5,783,927	—	6,125,027
Tax-Exempt Investments	—	263,530	—	263,530
Interest Rate Swaptions Purchased	—	295,956	—	295,956
Short-Term Investments	—	5,100,953	—	5,100,953
Total Investments	$341,100	$183,103,693	$—	$183,444,793

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014